Risk and Capital Management - Summary of Liquidity Indicators (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of liquidity risk indicators [abstract]
Present value of financial assets	R$ 1,040,865	R$ 1,001,240